Document and Entity Information	Mar. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2023
Entity File Number	001-38238
Entity Registrant Name	VENUS CONCEPT INC.
Entity Central Index Key	0001409269
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1681204
Entity Address, Address Line One	235 Yorkland Blvd
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M2J 4Y8
City Area Code	877
Local Phone Number	848-8430
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	VERO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false